Equity (Details Narrative) - USD ($)																																													3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 27, 2023	Mar. 15, 2023	Mar. 15, 2023	Feb. 27, 2023	Feb. 27, 2023	Nov. 29, 2022	Nov. 29, 2022	Oct. 12, 2022	Oct. 10, 2022	Jul. 14, 2022	Jun. 30, 2022	Jun. 30, 2022	May 02, 2022	Mar. 31, 2022	Feb. 24, 2022	Feb. 24, 2022	Jan. 18, 2022	Jan. 18, 2022	Jan. 06, 2022	Jan. 03, 2022	Jan. 03, 2022	Dec. 27, 2021	Dec. 23, 2021	Dec. 07, 2021	Dec. 03, 2021	Nov. 17, 2021	Nov. 17, 2021	Oct. 22, 2021	Oct. 21, 2021	Oct. 11, 2021	Aug. 26, 2021	Aug. 24, 2021	May 28, 2021	May 27, 2021	May 24, 2021	May 06, 2021	Apr. 30, 2021	Apr. 07, 2021	Apr. 07, 2021	Apr. 06, 2021	Mar. 31, 2021	Feb. 11, 2021	Feb. 03, 2021	Jan. 02, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 14, 2023	Jul. 26, 2023	Jul. 14, 2023	May 25, 2023	Mar. 27, 2023	Feb. 28, 2023	Jan. 31, 2023	Jan. 05, 2023	Nov. 14, 2022	Jun. 08, 2022	Apr. 04, 2022	Oct. 07, 2021	Oct. 06, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, issued																																													36,000,000.0				36,000,000.0		29,287,212	26,110,268
Number of shares authorized to issue						438,085	438,085								1,209,604	1,209,604			39,573	1,200,000	1,200,000																																										20,000
Shares issued of common stock															1,209,604											6,772,000												1,250,000
Accrued compensation																																				$ 127,500									$ 324,000				$ 865,000			$ 127,500
Aggregate purchase price of common stock																										$ 15,000,000	$ 15,000,000											$ 10,000,000	$ 10,000,000
Warrants or rights															1,210,110	1,210,110				1,200,215	1,200,215
Price per share																										$ 1.385	$ 1.385											$ 2.43	$ 2.43
Common stock warrant value																										$ 1.385	$ 1.385											$ 0.01	$ 0.01
Warrant expiration term																										5 years	5 years											5 years 6 months	5 years 6 months
Common stock percent																										4.00%	4.00%													4.00%
Common stock, par value																										$ 0.0001	$ 0.0001																		$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001									$ 0.0001			$ 0.0001
Stock-based compensation expense																																													$ 1,100,000		44,900		$ 4,600,000	100,000
Common stock, shares authorized				50,000,000.0	50,000,000.0																																								150,000,000				150,000,000		50,000,000	50,000,000						150,000,000.0						50,000,000	25,000,000
Cancellation of common stock shares																																		11,879
Number of shares issued for services, value																																													$ 4,349,000	$ 3,020,000	2,000	$ 16,000			$ 17,552	$ 1,327,027
Number of new stock issued during the period									25,000
Stock option, exercise price									$ 0.41
Share based compensation																																																	$ 318,000	89,000	$ 152,928	$ 2,207,046
Employment Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of new stock issued during the period													312,500
Stock option, exercise price													$ 0.41
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued of common stock																															1,100
Value of issued shares of common stock																															$ 1,540
Cancellation of common stock shares																																		11,879
General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock-based compensation expense																																													100,000		44,900		100,000	100,000
Share Based Payment Arrangement Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock-based compensation expense																																													$ 1,100,000		$ 0		$ 4,400,000	$ 0
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued of common stock		68,928		531,072
Common stock, par value																																																										$ 0.0001
Shares issued, price																																																											$ 1.00
Common stock, shares authorized																																																										150,000,000
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued of common stock																											6,800,000												1,300,000
Aggregate purchase price of common stock																										$ 15,000,000.0	$ 15,000,000.0											$ 10,000,000.0	$ 10,000,000.0
Price per share																										$ 1.385	$ 1.385											$ 2.43	$ 2.43
Common stock warrant value																										1.662	$ 1.662											$ 0.01	$ 0.01	$ 2.916
Warrant expiration term																																						5 years 6 months	5 years 6 months
Sale of stock, period to file registration statement																											30 days												30 days
Sale of stock, period to declare registration statement effective																											90 days												90 days
Common stock percent																																								8.00%
Common stock, par value																										$ 0.0001	$ 0.0001
Private Placement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock percent																										8.00%	8.00%
Placement Agent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock warrant value																										$ 1.662	$ 1.662
Warrant expiration term																										5 years	5 years													5 years
Common stock percent																										4.00%	4.00%
Warrant exercisable period																											6 months													6 months
Placement Agent [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock percent																										8.00%	8.00%
Aggia LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, issued																																																							8,900,000						5,600,000
Common stock, par value																																																							$ 0.0001						$ 0.0001
Shares issued, price																																																							$ 3.125						$ 1.5625
Share price, percentage of net income generated by business segment																																																							40.00%
Share price, at percentage of net income generated by business segment																																																							$ 1.25
Common stock, shares authorized																																																					14,400,000		14,400,000			14,400,000			14,400,000
Aggia LLC [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, issued																																																							8,900,000
Common stock, par value																																																							$ 0.0001
Shares issued, price																																																							$ 3.125
Share price, percentage of net income generated by business segment																																																							40.00%
Share price, at percentage of net income generated by business segment																																																							$ 1.25
Common stock, shares authorized																																																							14,400,000
Prefunded Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares authorized to issue						400,000	400,000
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued common stock (in shares)																																																	8,855,452
Restricted stock awards outstanding																																													8,000,738				8,000,738
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options to purchase shares			100,000																																														600,000	312,500	337,500
Options issued per share price			$ 1.51																																														$ 1.51	$ 0.41	$ 0.41
Stock option, exercise price
Shares forfeited																																																			25,000	200,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants or rights						44	44								1,200,000	1,200,000				1,200,000	1,200,000
Warrants issued							400,000									1,200,000					1,200,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued of common stock											30,910	30,900
Warrants or rights																										10,830,305	10,830,305
Cancellation of common stock shares																																																				11,879
Shares issued as services																																													3,714	2,849	5	30			35,000	852,500
Number of shares issued for services, value																																													$ 1,000						$ 7	$ 86
Restricted stock issued																																																				1,200
Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants or rights	2,200,000
Common stock warrant value	$ 1,000,000.00																																																					$ 1.385
Proceeds from Warrant Exercises	$ 2,200,000
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants or rights																										10,800,000	10,800,000
Common Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants or rights																																						4,115,227	4,115,227
Common Warrant [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants or rights																																						4,100,000	4,100,000
Common stock warrant value																										$ 1.385	$ 1.385
Warrant expiration term																										5 years	5 years
Prefunded Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants or rights																										4,058,305	4,058,305											2,865,227	2,865,227
Common stock warrant value																										$ 0.0001	$ 0.0001											$ 2.42	$ 2.42
Prefunded Warrant [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants or rights																										4,100,000	4,100,000											2,900,000	2,900,000
Common stock warrant value																										$ 0.0001	$ 0.0001											$ 2.42	$ 2.42
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued of common stock						438,085														1,200,000			1,210,110										1,400,000		1,465,227
Common stock warrant value																										1.3849	1.3849
Warrants issued																																																			597,819	21,869,064
Proceeds from Warrant Exercises						$ 44																	$ 121										$ 14,000		$ 14,652
Share based compensation																																																			$ 140,377	$ 2,207,046
Warrant [Member] | General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation																																																			$ 140,377	2,200,274
Warrant [Member] | Operating Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation																																																				$ 6,772
Warrant [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock warrant value																										$ 1.3849	$ 1.3849
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued of common stock																	30,000					10,000			82,500			15,000				15,000				150,000	10,000						20,000
Value of issued shares of common stock																	$ 15,600					$ 7,400			$ 84,975			$ 15,150				$ 20,999				$ 214,500	$ 14,700						$ 42,600
Shares issued as services																								160,000						40,000
Number of shares issued for services, value																								$ 177,600						$ 40,800
Contractor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares authorized to issue																																																														5,000
Officers and Directors [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options to purchase shares					500,000
Options issued per share price					$ 1.51
Board of Directors Chairman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares authorized to issue								75,792		74,019
Shares issued of common stock								75,792		74,019				53,961					39,573										24,275			20,829									12,711		16,126
Board of Directors Chairman [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares authorized to issue																																																												31,308
Employees and Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted stock issued																																												1,200
Executive and Employee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted stock issued																																										221,783
Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares forfeited																																																			25,000
Share-Based Payment Arrangement, Nonemployee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares authorized to issue								100,000		100,000				100,000					39,600																													100,000												31,300
Share-Based Payment Arrangement, Nonemployee [Member] | Aggia LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares authorized to issue																																																								2,700,000	2,800,000
Share-Based Payment Arrangement, Nonemployee [Member] | Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued common stock (in shares)																		30,000.0
Fair value of common stock issued																		$ 15,600
Share-Based Payment Arrangement, Nonemployee [Member] | Member of Executive Team [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares authorized to issue																																																															20,000.0
Share-Based Payment Arrangement, Nonemployee [Member] | Contractor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares authorized to issue																																																														5,000.0
2021 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares reserved for future issuance																																																																1,500,000
Common stock, issued																																													700,000				700,000
Options to purchase shares																																																	800,000
2023 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares reserved for future issuance																																																																2,500,000
Common stock, issued																																													200,000				200,000
Options to purchase shares																																																	100,000
2020 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares reserved for future issuance																																																			1,750,000
Shares issued																																																			889,756
2021 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares reserved for future issuance																																																			1,500,000
Options to purchase shares																																																			312,500
Shares issued																																																			625,120